Internally Generated Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Internally Generated Assets [Line Items]
Internally generated assets	€ 68,783	€ 70,446
Internally generated [member]
Disclosure Of Internally Generated Assets [Line Items]
Internally generated assets	626	639	€ 656
Increase (decrease) in internally generated assets	€ (13)	€ (17)